Finance costs - net (Tables)	12 Months Ended
Dec. 31, 2021
Finance costs - net
Schedule of net finance costs

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Finance income
Interest income on bank deposits	128,261	77,237	28,823

Finance costs
Interest expense on borrowings	(149,279)	(127,585)	(56,534)
Interest expense on lease liabilities	(10,785)	(7,736)	(5,803)
Interest expense on redemption liability	(12,608)	(14,326)	(12,406)
Bank charges	(2,159)	(716)	(1,894)
	(174,831)	(150,363)	(76,637)

	(46,570)	(73,126)	(47,814)